Share-Based Compensation And Other Related Information - Assumptions (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year $ / shares	Dec. 31, 2018 USD ($) year $ / shares	Dec. 31, 2018 USD ($) year $ / shares
Disclosure of share-based payment arrangements [Abstract]
Expected life | year	4.0	4.0	4.0
Expected volatility	37.10%	43.80%	43.80%
Expected dividend yield	1.00%	2.10%	2.10%
Risk-free interest rate	2.00%	2.50%	2.50%
Weighted average exercise price (CAD$) | (per share)	$ 26.54	$ 17.53	$ 17.53
Weighted average fair value (CAD$) | $	$ 8.34	$ 5.90	$ 5.90